PIMCO Funds

Supplement Dated May 16, 2008 to the
Bond Funds Institutional and Administrative Class Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (except the PIMCO Money Market Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds (except the PIMCO Convertible Fund and PIMCO StocksPLUS® Fund):

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Strategic Markets Institutional and Administrative Class Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (except the PIMCO All Asset Fund and
PIMCO All Asset All Authority Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Asset Fund, and PIMCO RealEstateRealReturn Strategy Fund.

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Bond Funds Institutional and Administrative Class Prospectus for the PIMCO Total Return Fund,
PIMCO Total Return Fund II and PIMCO Total Return Fund III,
dated July 31, 2007

Disclosure Related to the PIMCO Total Return Fund II and
PIMCO Total Return Fund III (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each Fund:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Fundamental Advantage Funds Institutional and Administrative Class Prospectus,
dated February 27, 2008

Disclosure Related to all Funds (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the

RealRetirement™ Funds Institutional and Administrative Class Prospectus,
RealRetirement™ Funds Class A Prospectus, and
RealRetirement™ Funds Class D Prospectus, each dated March 27, 2008, and the RealRetirement™ Funds Class P Prospectus, dated April 30, 2008

Disclosure Related to all Funds (each a "Fund")

Effective immediately, the following sentence is added to the end of the first paragraph in the "Principal Investments and Strategies" subsection of the "Summary of the Funds" section of the Prospectus:

With respect to direct investments, each Fund may also invest up to 10% of its total assets in preferred stocks.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Bond Funds Class A, B and C Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (except the PIMCO Money Market Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (except the PIMCO All Asset Fund and
PIMCO All Asset All Authority Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the PIMCO CommodityRealReturn Strategy Fund® and PIMCO RealEstateRealReturn Strategy Fund:

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Municipal Bond Funds Class A, B and C Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
PIMCO Real Return Fund Class A, B and C Prospectus,
dated July 31, 2007

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of the "PIMCO Real Return Fund Summary" section of the Prospectus:

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of "PIMCO Real Return Fund Summary" section of the Prospectus:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Bond Funds Class D Prospectus,
dated July 31, 2007

Disclosure Related to all Funds (except the PIMCO Total Return Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (except the PIMCO All Asset Fund and
PIMCO All Asset All Authority Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Fund, and PIMCO RealEstateRealReturn Strategy Fund:

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Municipal Bond Funds Class D Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Class R Prospectus,
dated October 1, 2007

Disclosure Related to all Funds (except the PIMCO All Asset Fund and the PIMCO Total Return Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds (except the PIMCO StocksPLUS® Fund):

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Bond Funds Class P Prospectus,
dated April 30, 2008

Disclosure Related to all Funds (except the PIMCO Money Market Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the Funds (except the PIMCO Convertible Fund and PIMCO StocksPLUS® Fund):

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 16, 2008 to the
Strategic Markets Class P Prospectus,
dated April 30, 2008

Disclosure Related to all Funds (except the PIMCO All Asset Fund and
PIMCO All Asset All Authority Fund) (each a "Fund")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Fund's "Fund Summary":

The Fund may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Fund Summary" for each of the PIMCO CommodityRealReturn Strategy Fund® and PIMCO RealEstateRealReturn Strategy Fund:

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference